Cash and cash equivalents - Schedule of Detailed Information About Cash And Cash Equivalents (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at banks	$ 18,826,019	$ 2,313,725
Short-term deposits	35,010	136,514
Cash and cash equivalents	$ 18,861,029	$ 2,450,239	$ 11,804,907	$ 15,144,419